Consolidated Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.59%
Belgium–0.93%
Anheuser-Busch InBev S.A./N.V.	7,145,033	$448,715,553
Brazil–5.04%
Ambev S.A.	82,325,224	227,352,073
B3 S.A. - Brasil, Bolsa, Balcao	35,491,560	387,907,170
Lojas Americanas S.A., Preference Shares(a)	139,258,013	613,138,417
Pagseguro Digital Ltd., Class A(a)(b)	4,442,564	217,463,508
Vale S.A., ADR	61,414,202	991,839,362
		2,437,700,530
Chile–0.68%
Falabella S.A.	96,305,161	329,684,725
China–32.11%
Alibaba Group Holding Ltd.(b)	449,700	14,353,230
Alibaba Group Holding Ltd., ADR(b)	9,442,263	2,396,729,617
BeiGene Ltd., ADR(b)	321,627	102,920,640
Blue Moon Group Holdings Ltd.(b)(c)	27,677,739	56,403,221
Budweiser Brewing Co. APAC Ltd.(c)	102,501,300	345,196,351
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	31,092,000	169,516,487
Huazhu Group Ltd., ADR(a)	31,792,241	1,541,923,689
Innovent Biologics, Inc.(b)(c)	24,239,000	275,499,581
Jiangsu Hengrui Medicine Co. Ltd., A Shares	48,509,400	776,245,980
Kuaishou Technology(b)(c)(d)	12,914,700	193,487,475
Meituan Dianping, B Shares(b)	6,103,100	278,374,413
NetEase, Inc., ADR	3,471,422	399,178,816
New Oriental Education & Technology Group, Inc., ADR(b)	1,344,077	225,132,898
OneConnect Financial Technology Co. Ltd., ADR(b)	18,646,751	382,631,331
Pinduoduo, Inc., ADR(b)	2,247,388	372,414,665
Ping An Insurance (Group) Co. of China Ltd., A Shares	17,264,440	211,492,046
Ping An Insurance (Group) Co. of China Ltd., A Shares	61,259,213	750,434,784
Remegen Co. Ltd., H Shares(b)(c)	5,126,792	68,774,665
Tencent Holdings Ltd.	42,390,958	3,711,034,738
Wuxi Biologics Cayman, Inc.(b)(c)	25,903,500	362,364,138
Yum China Holdings, Inc.(a)	30,202,238	1,712,768,917
ZTO Express Cayman, Inc.(b)	2,232,932	71,693,440
ZTO Express Cayman, Inc., ADR(a)	33,756,400	1,116,661,712
		15,535,232,834
Colombia–0.37%
Grupo Aval Acciones y Valores S.A., ADR(a)	27,986,209	179,391,600
Egypt–0.68%
Commercial International Bank Egypt S.A.E.(a)	82,133,582	329,266,263
France–4.70%
Kering S.A.	2,967,244	1,947,176,419
LVMH Moet Hennessy Louis Vuitton SE	32,612	19,690,903
Shares		Value
France–(continued)
Pernod Ricard S.A.	1,620,237	$305,793,921
		2,272,661,243
Hong Kong–4.61%
AIA Group Ltd.	152,458,200	1,867,981,027
Jardine Strategic Holdings Ltd.	13,908,948	360,562,702
		2,228,543,729
India–13.68%
HDFC Bank Ltd.(b)	19,366,278	368,929,858
Housing Development Finance Corp. Ltd.	66,912,117	2,207,423,326
Infosys Ltd.	30,082,824	508,648,732
Kotak Mahindra Bank Ltd.(b)	67,195,690	1,573,624,547
Oberoi Realty Ltd.(a)(b)	26,073,650	188,188,537
Tata Consultancy Services Ltd.	29,442,588	1,256,099,742
Zee Entertainment Enterprises Ltd.(a)	171,668,476	515,139,450
		6,618,054,192
Indonesia–1.13%
PT Bank Central Asia Tbk	155,138,000	374,104,994
PT Indocement Tunggal Prakarsa Tbk	103,510,118	98,333,787
PT Semen Indonesia (Persero) Tbk	97,309,400	73,220,277
		545,659,058
Italy–1.70%
Moncler S.p.A.(b)	1,353,985	76,487,621
PRADA S.p.A.(b)	120,117,010	746,371,925
		822,859,546
Mexico–5.10%
Alsea S.A.B. de C.V.(a)	74,445,337	83,927,593
Fomento Economico Mexicano, S.A.B. de C.V., ADR	2,803,045	190,747,212
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(a)	96,200,378	655,602,361
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(b)	12,423,752	195,474,547
Grupo Financiero Inbursa S.A.B. de C.V., Class O(b)	159,620,358	142,341,585
Grupo Mexico S.A.B. de C.V., Class B	230,076,096	985,896,106
Wal-Mart de Mexico S.A.B. de C.V., Series V	74,779,900	212,859,513
		2,466,848,917
Peru–0.83%
Credicorp Ltd.	2,666,980	400,927,103
Philippines–2.36%
Ayala Land, Inc.	481,408,400	377,527,402
SM Investments Corp.	28,284,992	580,458,747
SM Prime Holdings, Inc.	249,314,539	182,874,271
		1,140,860,420
Poland–0.28%
InPost S.A.(b)	5,645,052	135,640,893

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
Russia–6.93%
Novatek PJSC, GDR(c)	9,934,800	$1,651,943,383
Polyus PJSC(b)	628,879	119,627,937
Polyus PJSC, GDR(c)	1,319,684	125,928,602
Sberbank of Russia PJSC	26,822,555	91,065,230
Yandex N.V., Class A(a)(b)	21,808,438	1,366,080,556
		3,354,645,708
South Africa–0.55%
FirstRand Ltd.	84,434,520	264,443,206
South Korea–1.53%
Amorepacific Group	1,553,220	81,991,387
Samsung Biologics Co. Ltd.(b)(c)	932,996	659,036,842
		741,028,229
Switzerland–1.77%
Cie Financiere Richemont S.A.	9,170,963	852,115,906
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	15,598,668	5,078,433
		857,194,339
Taiwan–9.18%
Taiwan Semiconductor Manufacturing Co. Ltd.	210,336,429	4,441,224,535
Turkey–0.43%
Akbank T.A.S.(b)	239,848,228	208,078,880
Total Common Stocks & Other Equity Interests (Cost $26,332,723,774)		45,758,661,503
Preferred Stocks–2.11%
China–0.60%
Xiaoju Kuaizhi, Inc., Series A-15, Pfd. (Acquired 05/20/2019; Cost $99,999,984)(d)(e)	2,083,333	106,108,525
Xiaoju Kuaizhi, Inc., Series A-18, Pfd. (Acquired 05/20/2019; Cost $99,999,991)(d)(e)	2,615,945	133,235,572
Shares		Value
China–(continued)
Xiaoju Kuaizhi, Inc., Series B-2, Pfd. (Acquired 05/20/2019; Cost $49,999,992)(d)(e)	981,699	$49,999,992
		289,344,089
India–0.02%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.(a)	189,591,305	10,446,231
Singapore–1.33%
Grab Holdings, Inc., Class H, Pfd.(a)(d)	104,679,791	645,131,084
United States–0.16%
Nubank,(c)(d)	125,999	4,286,152
Nubank,(c)(d)	200,204	6,810,410
Nubank, Series A(c)(d)	304,786	10,368,013
Nubank, Series B(c)(d)	14,998	510,192
Nubank, Series D(c)(d)	7,970	271,118
Nubank, Series G(c)(d)	1,533,744	52,173,910
Nubank, Series S(c)(d)	17,056	580,200
		74,999,995
Total Preferred Stocks (Cost $970,131,046)		1,019,921,399
Money Market Funds–3.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(f)	522,874,211	522,874,211
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(a)(f)	373,289,344	373,438,660
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(f)	597,570,527	597,570,527
Total Money Market Funds (Cost $1,493,877,421)		1,493,883,398
TOTAL INVESTMENTS IN SECURITIES—99.79% (Cost $28,796,732,241)		48,272,466,300
OTHER ASSETS LESS LIABILITIES–0.21%		102,607,412
NET ASSETS–100.00%		$48,375,073,712
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$407,757,469	$944,612,335	$(829,495,593)	$-	$-	$522,874,211	$16,658
Invesco Liquid Assets Portfolio, Institutional Class	291,207,617	674,723,097	(592,496,852)	33,125	(28,327)	373,438,660	41,677
Invesco Treasury Portfolio, Institutional Class	466,008,536	1,079,556,954	(947,994,963)	-	-	597,570,527	9,850
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Other Affiliates:
Alsea S.A.B. de C.V.	$64,051,453	$-	$-	$19,876,140	$-	$83,927,593	$-
Commercial International Bank Egypt S.A.E.	305,134,981	15,093,163	-	9,038,119	-	329,266,263	-
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO*	601,652,947	-	(120,741,630)	205,056,186	(30,365,142)	655,602,361	8,199,002
Grab Holdings, Inc., Class H, Pfd.	645,131,084	-	-	-	-	645,131,084	-
Grupo Aval Acciones y Valores S.A., ADR	127,057,389	-	-	52,334,211	-	179,391,600	2,156,033
Huazhu Group Ltd., ADR	1,259,926,511	-	-	281,997,178	-	1,541,923,689	-
Lojas Americanas S.A., Preference Shares	504,549,989	65,413,467	-	43,174,961	-	613,138,417	4,815,714
Oberoi Realty Ltd.	155,798,345	-	-	32,390,192	-	188,188,537	-
Pagseguro Digital Ltd., Class A*	354,897,560	-	(282,549,420)	25,204,120	119,911,248	217,463,508	-
Yandex N.V., Class A	1,255,511,776	-	-	110,568,780	-	1,366,080,556	-
Yum China Holdings, Inc.	1,607,665,129	-	-	105,103,788	-	1,712,768,917	3,624,269
Zee Entertainment Enterprises Ltd.	434,835,076	-	-	80,304,374	-	515,139,450	-
Zee Entertainment Enterprises Ltd., Pfd.*	9,312,314	-	-	1,133,917	-	10,446,231	-
ZTO Express Cayman, Inc., ADR	978,260,472	-	-	138,401,240	-	1,116,661,712	-
Total	$9,468,758,648	$2,779,399,016	$(2,773,278,458)	$1,104,616,331	$89,517,779	$10,669,013,316	$18,863,203

*	At January 31, 2021, this security was no longer an affiliate of the Fund.

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $3,983,150,740, which represented 8.23% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at period end was $289,344,089, which represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$448,715,553	$—	$448,715,553
Brazil	2,437,700,530	—	—	2,437,700,530
Chile	329,684,725	—	—	329,684,725
China	8,306,765,506	7,034,979,853	482,831,564	15,824,576,923
Colombia	179,391,600	—	—	179,391,600
Egypt	329,266,263	—	—	329,266,263
France	—	2,272,661,243	—	2,272,661,243
Hong Kong	—	2,228,543,729	—	2,228,543,729
India	10,446,231	6,618,054,192	—	6,628,500,423
Indonesia	—	545,659,058	—	545,659,058
Italy	—	822,859,546	—	822,859,546
Mexico	2,466,848,917	—	—	2,466,848,917
Peru	400,927,103	—	—	400,927,103
Philippines	—	1,140,860,420	—	1,140,860,420
Poland	135,640,893	—	—	135,640,893
Russia	3,263,580,478	91,065,230	—	3,354,645,708
Singapore	—	—	645,131,084	645,131,084
South Africa	—	264,443,206	—	264,443,206
South Korea	—	741,028,229	—	741,028,229
Switzerland	5,078,433	852,115,906	—	857,194,339
Taiwan	—	4,441,224,535	—	4,441,224,535
Turkey	—	208,078,880	—	208,078,880
United States	—	—	74,999,995	74,999,995
Money Market Funds	1,493,883,398	—	—	1,493,883,398
Total Investments	$19,359,214,077	$27,710,289,580	$1,202,962,643	$48,272,466,300
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended January 31, 2021:
	Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/2021
Common Stocks & Other Equity Interests	$–	$193,487,475	$–	$–	$–	$–	$–	$–	$193,487,475
Preferred Stocks	934,475,173	74,999,995	–	–	–	–	–	–	1,009,475,168
Total	$934,475,173	$268,487,470	$–	$–	$–	$–	$–	$–	$1,202,962,643
Invesco Developing Markets Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 01/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Grab Holdings, Inc. H Shares, Pfd.	$645,131,084	Recent Transaction Price	Recent Transaction Price	N/A	$6.1629/share	(a)
(a)	The Fund fair values certain preferred stocks at the most recent transaction price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Developing Markets Fund